Stated capital (Details) - USD ($) shares in Thousands, $ in Millions	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Disclosure of classes of share capital [line items]
Beginning Balance, Number of shares	335,521
Shares issued on exercise of options (in shares)	2,820
Ending Balance, Number of shares	338,341
Beginning balance, Equity	$ (89.8)	$ (314.4)
Ending balance, Equity	(170.3)	38.1
Stated capital net of issue costs
Disclosure of classes of share capital [line items]
Beginning balance, Equity	5,419.7	5,403.1
Shares issued on exercise of options	20.6	16.6
Ending balance, Equity	5,440.3	$ 5,419.7
Share capital
Disclosure of classes of share capital [line items]
Beginning balance, Equity	101.7
Shares issued on exercise of options	0.8
Ending balance, Equity	102.5
Share capital net of issue costs
Disclosure of classes of share capital [line items]
Beginning balance, Equity	100.7
Shares issued on exercise of options	0.8
Ending balance, Equity	101.5
Share premium
Disclosure of classes of share capital [line items]
Beginning balance, Equity	5,348.9
Shares issued on exercise of options	19.8
Ending balance, Equity	5,368.7
Share premium net of issue costs
Disclosure of classes of share capital [line items]
Beginning balance, Equity	5,319.0
Shares issued on exercise of options	19.8
Ending balance, Equity	$ 5,338.8